Corporate transactions - Equity investment by Athene into the US business (Details) - USD ($) $ in Millions		5 Months Ended	12 Months Ended
	Jul. 17, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Corporate transactions
Effect of transactions relating to non-controlling interests			$ 530	$ 15	$ 9
Non-controlling equity investment by Athene into the US business			500
Profit after tax			67	9	4
Comprehensive loss attributable to non-controlling interest			53	11	$ 5
Non-controlling interests		$ 1,241	1,241	$ 192
Athene
Corporate transactions
Effect of transactions relating to non-controlling interests	$ 1,014
Non-controlling equity investment by Athene into the US business	$ 500
Economic interests transferred	11.10%
Voting interest	9.90%
Profit after tax		57
Comprehensive loss attributable to non-controlling interest		(8)
Non-controlling interests		$ 1,063	1,063
Dividends paid			0
US insurance operations
Corporate transactions
Cash flows from operating activities			(807)
Cash flows from investing activities			(2)
Cash flows from financing activities			470
Net cash flows in the year			$ (339)